Exceptional items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	$ 3,439	$ 2,903	$ 2,832
Sales, general and administration expenses	418	189	165
Net finance expense	235	70	213
Exceptional income tax credit (note 7)	22	29	25
Exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Start-up related costs	30	7	4
Cost of sales	30	7	4
Transaction related and other costs	242	13	11
Sales, general and administration expenses	242	13	11
Net finance expense	57		5
Exceptional income tax credit (note 7)	(17)	(14)	(3)
Total exceptional charge, net of tax	$ 312	$ 6	$ 17